SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2024	Dec. 31, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years